Equipment	6 Months Ended
Jun. 30, 2025
Equipment.
Equipment

9. Equipment

Year ended December 31, 2024	Equipment	Total
Opening net book amount	22,604	22,604
Additions	1,273	1,273
Depreciation charge	(3,759)	(3,759)
Assets transferred to Neurosterix Pharma Sàrl	(18,987)	(18,987)
Closing net book amount	1,131	1,131

As of December 31, 2024	Equipment	Total
Cost	84,775	84,775
Accumulated depreciation	(83,644)	(83,644)
Net book value	1,131	1,131

Period ended June 30, 2025	Equipment	Total
Opening net book amount	1,131	1,131
Depreciation charge	(212)	(212)
Closing net book amount	919	919

As of June 30, 2025	Equipment	Total
Cost	84,775	84,775
Accumulated depreciation	(83,856)	(83,856)
Net book value	919	919